Borrowings - Schedule of Outstanding Borrowings (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Borrowings [Roll Forward]
Beginning Borrowings	$ 1,299,068
Recognition of deferred debt issue costs	(2,531)
Accretion/derecognition of borrowings discount	2,862
Proceeds from new borrowings	20,290
Repayments of borrowings	(20,124)
Accrued interest	31
Amortization of deferred debt issue costs	7,041
Foreign currency exchange difference	(628)
Ending Borrowings	$ 1,306,009